Dividends paid and proposed - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividend Payable [Abstract]
Dividends paid, ordinary shares	€ 24	€ 36